Consolidated Condensed Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (5,906,739)	$ (1,767,583)	$ (3,813,800)	$ (6,177,784)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Depreciation	6,277	19,287	21,162	27,648
Amortization	28,004	20,606	29,157	5,118
Amortization of Debt Discount		669,148	669,148	1,090,387
Amortization of ROU Asset	13,517	37,035	50,053	46,020
Amortization of Note Issuance Costs		67,728	67,728	74,496
Amortization of Capitalized Share-Based Payments	3,531,763	690,173	994,643
Share-Based Compensation to Vendors for Services		212,605	212,605
Share-Based Compensation under Equity Incentive Plan	15,246	458,266	528,926
Deemed Capital Contribution for Related Party Compensation Expense (Note 11)			163,228
Loss on Debt Extinguishment		1,231,480	1,231,480	(120,683)
Change in Fair Value of Derivative Liabilities	(1,683,034)	(95,324)	37,278	10,312
Derivative Expense		399,725	399,725	504,613
Change in Fair Value of Promissory Note		(5,379,269)	(5,379,269)
Write-offs of Capitalized Patents	11,300
Inventory Reserve		(139,946)	(160,338)	160,338
Changes in Operating Assets and Liabilities:
Accounts Receivable	(92,490)	(92,044)	(185,367)	100,397
Prepaid and Other Assets	(99,756)	(1,512,578)	(522,370)	24,902
Inventory	14,133	60,205	212,747	10,126
Accounts Payable and Accrued Liabilities	171,411	(489,337)	(214,734)	169,990
Accrued Interest, net	(5,853)	1,267,703	1,265,361	2,685,678
Reduction of Lease Liability	(13,650)	(37,122)	(50,273)	(46,795)
Deferred Compensation		(100,000)	(100,000)	425,257
Net Cash Used in Operating Activities	(4,009,871)	(4,479,242)	(4,542,910)	(1,009,980)
CASH FLOWS FROM INVESTING ACTIVITIES
Capitalization of Patents	(49,869)	(29,220)	(39,982)	(33,063)
Purchases of Fixed Assets	(103,773)	(1,823)	(57,623)
Acquisition of Intangibles	(25,374)	(18,283)	(18,283)	(27,070)
Purchase of Short-Term Investments	(1,708,000)
Net Cash Used in Investing Activities	(1,887,016)	(49,326)	(115,888)	(60,133)
CASH FLOWS FROM FINANCING ACTIVITIES
Net Proceeds from January 2024 Offering	1,914,513
Payment of Deferred Offering Costs	(102,077)	(150,420)	(150,420)	(68,629)
Proceeds from IPO and Over-Allotment, net of underwriting discounts and commissions paid at closing of $1,047,692		6,454,325	6,454,325
Proceeds from ATM Offering, net of offering costs paid at closing of $203,914	1,790,670
Proceeds from Private Placement, net of offering costs paid at closing of $557,600	3,439,502
Proceeds from Exercise of Warrants		1,131,771	1,131,771
Proceeds from Exercise of Pre-Funded Warrants	9,990
Proceeds from Notes Payable		650,000	650,000	800,000
Proceeds from Notes Payable - Related Parties				305,000
Repayment of Notes Payable		(1,611,111)	(1,611,111)
Proceeds from Advances - Related Party		250,000	250,000	185,335
Repayment of Related Party Advances		(250,000)	(250,000)
Net Cash Provided by Financing Activities	7,052,598	6,474,565	6,474,565	1,221,706
Foreign Currency Translation Gain (Loss)			61,853	(2,127)
Effect of Exchange Rate Changes on Cash	2,492	7,678
Change in Cash and Cash Equivalents	1,158,203	1,953,675	1,877,620	149,466
Cash and Cash Equivalents-Beginning of Period	2,142,485	264,865	264,865	115,399
Cash and Cash Equivalents-End of Period	3,300,688	2,218,540	2,142,485	264,865
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid During the Year for Interest			179,117	2,193
Cash paid During the Year for Income Taxes			1,000	1,000
NONCASH INVESTING/FINANCING ACTIVITIES
Conversion of Debt into Common Stock		7,989,598	7,989,598
Conversion of Related Party Advance into Common Stock				185,335
Conversion of Debt into Series A Preferred Stock		10,128,500	10,128,500
Conversion of Series A Preferred Stock into Common Stock	290,601	270,460	270,460
Capitalized Share-Based Payments to Vendors		4,916,556	4,916,555
Fair Value of Warrants Issued to Underwriters	71,364	301,416	301,416
Reclassification of Liability-classified Warrants to Equity-classified		838,748	838,748
Additions to ROU Assets for Lease Renewal		50,922	50,922
Additions to Lease Liabilities for Lease Renewal		50,570	50,570
Conversion of 60P LLC Member Units to Common Stock				4,979,365
Debt Discount Recorded in Connection with Derivative Liabilities		650,000	650,000	1,105,000
Stock Issued for Payment of Deferred Compensation		480,000	520,000
Stock Issued for Acquisition of Intangibles		$ 33,895	$ 33,895